Janus Henderson VIT Research Portfolio

Schedule of Investments (unaudited)

September 30, 2020

Shares		Value
Common Stocks– 99.6%
Aerospace & Defense – 0.8%
L3Harris Technologies Inc	30,007	$5,096,389
Air Freight & Logistics – 1.1%
United Parcel Service Inc	38,957	6,491,405
Auto Components – 0.3%
Aptiv PLC	18,541	1,699,839
Beverages – 1.1%
Constellation Brands Inc	36,431	6,904,039
Biotechnology – 4.2%
AbbVie Inc	103,777	9,089,827
BioMarin Pharmaceutical Inc*	35,064	2,667,669
Global Blood Therapeutics Inc*	49,526	2,730,864
Mirati Therapeutics Inc*	10,796	1,792,676
Neurocrine Biosciences Inc*	29,284	2,815,949
Sarepta Therapeutics Inc*	21,189	2,975,571
Vertex Pharmaceuticals Inc*	12,805	3,484,497
		25,557,053
Capital Markets – 0.4%
Blackstone Group Inc	42,253	2,205,607
Chemicals – 1.3%
Air Products & Chemicals Inc	11,457	3,412,582
Sherwin-Williams Co	6,088	4,241,753
		7,654,335
Containers & Packaging – 0.5%
Ball Corp	39,684	3,298,534
Diversified Consumer Services – 0.6%
ServiceMaster Global Holdings Inc*	94,453	3,766,786
Electronic Equipment, Instruments & Components – 0.4%
Cognex Corp	35,683	2,322,963
Entertainment – 2.5%
Liberty Media Corp-Liberty Formula One*	141,458	5,130,682
Netflix Inc*	20,196	10,098,606
		15,229,288
Equity Real Estate Investment Trusts (REITs) – 2.9%
American Tower Corp	18,529	4,479,015
Crown Castle International Corp	22,885	3,810,352
Equinix Inc	4,462	3,391,700
VICI Properties Inc	241,355	5,640,466
		17,321,533
Health Care Equipment & Supplies – 2.4%
Abbott Laboratories	43,083	4,688,723
Boston Scientific Corp*	155,746	5,951,055
Dentsply Sirona Inc	48,944	2,140,321
ICU Medical Inc*	9,744	1,780,813
		14,560,912
Health Care Providers & Services – 1.7%
Centene Corp*	44,843	2,615,692
Humana Inc	19,206	7,949,171
		10,564,863
Hotels, Restaurants & Leisure – 1.2%
Aramark	111,152	2,939,970
McDonald's Corp	20,248	4,444,234
		7,384,204
Household Products – 1.7%
Procter & Gamble Co	73,135	10,165,034
Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy Inc	10,727	329,748
Industrial Conglomerates – 0.6%
Honeywell International Inc	20,744	3,414,670
Information Technology Services – 6.4%
Fidelity National Information Services Inc	23,869	3,513,755
Mastercard Inc	51,973	17,575,709
Visa Inc	89,171	17,831,525
		38,920,989
Insurance – 1.7%
Aon PLC	29,344	6,053,667
Progressive Corp	46,360	4,388,901
		10,442,568

Shares		Value
Common Stocks– (continued)
Interactive Media & Services – 8.5%
Alphabet Inc - Class C*	17,995	$26,445,452
Facebook Inc*	94,824	24,834,406
		51,279,858
Internet & Direct Marketing Retail – 10.7%
Amazon.com Inc*	16,161	50,886,626
Booking Holdings Inc*	3,951	6,758,897
Etsy Inc*	25,766	3,133,919
Wayfair Inc*	12,223	3,557,015
		64,336,457
Life Sciences Tools & Services – 1.7%
IQVIA Holdings Inc*	23,096	3,640,622
Thermo Fisher Scientific Inc	14,678	6,480,631
		10,121,253
Machinery – 1.1%
Deere & Co	7,700	1,706,551
Ingersoll Rand Inc*	69,152	2,461,811
Parker-Hannifin Corp	12,025	2,433,138
		6,601,500
Multi-Utilities – 0%
Sempra Energy	2,282	270,098
Oil, Gas & Consumable Fuels – 0%
Enterprise Products Partners LP	16,064	253,651
Pharmaceuticals – 4.0%
Bristol-Myers Squibb Co	110,571	6,666,326
Elanco Animal Health Inc*	129,314	3,611,740
Horizon Therapeutics PLC*	62,082	4,822,530
Merck & Co Inc	112,213	9,308,068
		24,408,664
Professional Services – 1.8%
CoStar Group Inc*	9,500	8,060,845
Verisk Analytics Inc	14,109	2,614,539
		10,675,384
Road & Rail – 0.6%
Uber Technologies Inc*	97,884	3,570,808
Semiconductor & Semiconductor Equipment – 7.6%
Lam Research Corp	22,394	7,429,209
Microchip Technology Inc	43,379	4,457,626
Micron Technology Inc*	16,218	761,597
NVIDIA Corp	37,222	20,145,291
Texas Instruments Inc	75,127	10,727,384
Xilinx Inc	23,794	2,480,287
		46,001,394
Software – 19.9%
Adobe Inc*	40,598	19,910,477
Atlassian Corp PLC*	23,370	4,248,432
Autodesk Inc*	26,751	6,179,748
Avalara Inc*	25,117	3,198,399
Microsoft Corp	232,718	48,947,577
RingCentral Inc*	16,077	4,414,905
salesforce.com Inc*	54,563	13,712,773
SS&C Technologies Holdings Inc	32,567	1,970,955
Tyler Technologies Inc*	13,603	4,741,462
Workday Inc*	22,897	4,925,832
Zendesk Inc*	74,395	7,656,733
		119,907,293
Specialty Retail – 0.5%
Burlington Stores Inc*	14,843	3,058,994
Technology Hardware, Storage & Peripherals – 9.5%
Apple Inc	494,894	57,313,674
Textiles, Apparel & Luxury Goods – 1.5%
NIKE Inc	72,229	9,067,629
Wireless Telecommunication Services – 0.3%
T-Mobile US Inc*	13,711	1,567,990
Total Common Stocks (cost $333,933,616)		601,765,406
Investment Companies– 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $236,144)	236,120	236,144
Total Investments (total cost $334,169,760) – 99.7%		602,001,550
Cash, Receivables and Other Assets, net of Liabilities – 0.3%		1,956,482
Net Assets – 100%		$603,958,032

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$597,753,118	99.3%
Australia	4,248,432	0.7

Total	$602,001,550	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$7,227	$305	$-	$236,144
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	2,433∆	-	-	-
Total Affiliated Investments - 0.1%	$9,660	$305	$-	$236,144

	Value at 12/31/19	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	3,520,724	39,225,966	(42,510,851)	236,144
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	-	35,543,547	(35,543,547)	-

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$601,765,406	$-	$-
Investment Companies	-	236,144	-
Total Assets	$601,765,406	$236,144	$-

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.